Submission	Jan. 08, 2025
Submission [Line Items]
Central Index Key	0001845337
Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES